Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, at cost	$ 0	$ 7,314	$ 8,098
Less: accumulated depreciation and amortization	0	(6,236)	(5,846)
Property and equipment, net	0	1,078	2,252
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, at cost	0	6,025	5,857
Computers and Purchased Software
Property Plant And Equipment [Line Items]
Property and equipment, at cost	0	644	1,596
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, at cost	$ 0	$ 645	$ 645